Short-term deposits and cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Short-term deposits and cash and cash equivalents	Short-term deposits and cash and cash equivalents
See accounting policies in notes 38(J)(i)-(ii) and (L)(i).
(a)Short-term deposits
At December 31, 2023, the short-term deposits of the Group carried weighted average interest rates of 6.00% per annum (2022: 5.21%).
(b)Cash and cash equivalents

	2023	2022
Bank balances	$45,701,633	$146,656,326
Cash on hand	4,815	3,869
Cash and cash equivalents	$45,706,448	$146,660,195